Consolidated Statement of Changes in Equity (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Premium paid for purchase of non-controlling interest in Unilever South Africa Remgro		€ 662
NV Member
Number of shares cancelled	254,012,896
PLC Member
Number of shares cancelled	18,660,634	122,965,077